Submission	Mar. 30, 2026
Submission [Line Items]
Central Index Key	0001953926
Registrant Name	Zenas BioPharma, Inc.
Registration File Number	333-290777
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES